Registration No. 333-149215
811-05118
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _____ _____
Post-Effective Amendment No. 7
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 137
Principal Life Insurance Company Variable Life Separate Account
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 246-5688
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Depositor's Telephone Number, including Area Code

Clint Woods	Please send copies of all communications to
Principal Life Insurance Company	John W. Blouch, Esq.
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392-0300	1500 K Street, N.W.
Telephone Number, Including Area Code: (515) 247-5461	Washington, DC 20005-1209
(Name and Address of Agent for Service)
Principal Executive Variable Universal Life II
(Title of Securities Being Registered)
It is proposed that this filing will become effective (check appropriate box)
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X__ on September 17, 2013 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.
Explanatory Note
Registrant is filing this post-effective amendment no. 7 for the purpose of:

1)	giving effect to disclosure changes made in, and that respond to comments received from the Commission staff on, post-effective amendment no. 6; and

2)	deleting the statement of additional information filed in post-effective amendment no. 6.
The prospectus disclosure changes are in the form of a supplement to the prospectus dated May 1, 2013, which was previously filed in this registration statement. In all other respects the registration statement (including the prospectus and statement of additional information, both dated May 1, 2013) remains the same.

SUPPLEMENT DATED SEPTEMBER 17, 2013
TO THE PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE II PROSPECTUS
DATED MAY 1, 2013
This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

POLICY RISKS
On page 6, add the following paragraph at the end of the section:
General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the separate account) and are subject to the Company's claims-paying ability. A Policy owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the underlying mutual funds.

SUMMARY: FEE TABLES
On pages 7-9, replace the entire section with the following:
SUMMARY: FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy, surrender the Policy, or transfer cash value between investment option.

For Policies with a policy date 01/01/2014 and later(1):

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(2)	upon receipt of premium
Maximum		7.50% of premium paid(3)
Current		7.50% of premium paid(3)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a policy year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(4)	upon each unscheduled division transfer after the first unscheduled division transfer in a policy month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits(5)
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of policy value
Current (if Policy is issued with the guideline premium/cash value corridor test)(6)		3.50% of policy value
Current (if the Policy is issued with the cash value accumulation test)(6)		7.50% of policy value

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance (7)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(8)
Minimum		$0.00167 per $1,000 of net amount at risk(8)
Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.00667 per $1,000 of net amount at risk(8)
Asset Based Charge:	monthly	equivalent to:
Maximum		0.30% of net policy value per year
Current		0.30% of net policy value per year
Monthly Policy Issue Charge	monthly
Maximum		$0.52084 per $1,000 of total face amount
Minimum		$0.02667 per $1,000 of total face amount
Current Charge for Representative Insured (The representative insured is a 45 year-old male in with a risk classification of preferred non-tobacco for policy year one)		$0.05 per $1,000 of total face amount
Net Policy Loan Charge(9)	annually
Maximum	(accrued daily)	1.0% of loan indebtedness per year(10)
Current		1.0% of loan indebtedness per year(10)
Optional Insurance Benefits(5)
Supplemental Benefit Rider (Cost of Supplemental Insurance)(7)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(8)
Minimum		$0.00083 per $1,000 of net amount at risk(8)
Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.00333 per $1,000 of net amount at risk(8)

The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2012(11)
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)(12)	0.26%	1.85%

(1)	In states where approved, otherwise we apply the charge(s) in effect for Policies with a policy date prior to 01/01/2014.

(2)	Sales charge varies over time as described in section CHARGES AND DEDUCTIONS - Premium Expense Charge.

(3)	Premium paid up to target premium. The maximum sales charge on premium paid in excess of target premium is 3.00%.

(4)
Please note that in addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/ or sponsors of the underlying mutual funds. For more information regarding transfers, see GENERAL DESCRIPTION OF THE POLICY - Policy Limitations.

(5)	For more information see GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits.

(6)	For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.

(7)
This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.

(8)	See GLOSSARY for definition.

(9)	The difference between the interest charged on the loan indebtedness and the interest credited to the loan account. See LOANS - Policy Loans for the actual rates.

(10)	This charge decreases after policy year ten.

(11)
The following underlying mutual funds are considered “funds of funds”; Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, PIMCO All Asset Portfolio, TOPS Managed Risk Balanced ETF Portfolio, TOPS Managed Risk Growth ETF Portfolio and TOPS Managed Risk Moderate Growth ETF Portfolio. As disclosed in the prospectus for each of these underlying mutual funds, these funds have higher expenses than other funds due to a two-tiered level of expenses.

(12)	None of the mutual funds underlying the policy impose a short-term redemption fee, although the managers of such funds reserve the right to assess such a fee in the future.

For Policies with a policy date prior to 01/01/2014:

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(1)	upon receipt of premium
Maximum		7.00% of premium paid(2)
Current		7.00% of premium paid(2)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a policy year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(3)	upon each unscheduled division transfer after the first unscheduled division transfer in a policy month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits(4)
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of policy value
Current (if Policy is issued with the guideline premium/cash value corridor test)(5)		3.50% of policy value
Current (if the Policy is issued with the cash value accumulation test)(5)		7.50% of policy value

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance (6)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(7)
Minimum		$0.00167 per $1,000 of net amount at risk(7)
Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.00667 per $1,000 of net amount at risk(7)
Asset Based Charge:	monthly	equivalent to:
Maximum		0.20% of net policy value per year
Current		0.20% of net policy value per year
Monthly Policy Issue Charge	monthly
Maximum		$0.41667 per $1,000 of total face amount
Minimum		$0.02667 per $1,000 of total face amount
Current Charge for Representative Insured (The representative insured is a 45 year-old male in with a risk classification of preferred non-tobacco for policy year one)		$0.05 per $1,000 of total face amount
Net Policy Loan Charge(8)	annually
Maximum	(accrued daily)	1.0% of loan indebtedness per year(9)
Current		1.0% of loan indebtedness per year(9)
Optional Insurance Benefits(4)
Supplemental Benefit Rider (Cost of Supplemental Insurance)(6)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(7)
Minimum		$0.00167 per $1,000 of net amount at risk(7)
Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.005 per $1,000 of net amount at risk(7)

The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2012(10)
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)(11)	0.26%	1.85%

(1)	Sales charge varies over time as described in section CHARGES AND DEDUCTIONS - Premium Expense Charge.

(2)	Premium paid up to target premium. The maximum sales charge on premium paid in excess of target premium is 1.00%.

(3)
Please note that in addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/ or sponsors of the underlying mutual funds. For more information regarding transfers, see GENERAL DESCRIPTION OF THE POLICY - Policy Limitations.

(4)	For more information see GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits.

(5)	For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.

(6)
This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.

(7)	See GLOSSARY for definition.

(8)	The difference between the interest charged on the loan indebtedness and the interest credited to the loan account. See LOANS - Policy Loans for the actual rates.

(9)	This charge decreases after policy year ten.

(10)
The following underlying mutual funds are considered “funds of funds”; Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, PIMCO All Asset Portfolio, TOPS Managed Risk Balanced ETF Portfolio, TOPS Managed Risk Growth ETF Portfolio and TOPS Managed Risk Moderate Growth ETF Portfolio. As disclosed in the prospectus for each of these underlying mutual funds, these funds have higher expenses than other funds due to a two-tiered level of expenses.

(11)	None of the mutual funds underlying the policy impose a short-term redemption fee, although the managers of such funds reserve the right to assess such a fee in the future.

GLOSSARY
On page 10, replace the definition of net amount at risk with the following:
net amount at risk - the amount upon which cost of insurance charges are based. As described in the Policy, it is the result of:

•	the death benefit at the beginning of the policy month, divided by (1 + guaranteed minimum interest rate on the fixed account)(1/12); minus

•	the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

CORPORATE ORGANIZATION AND OPERATION
On page 13, replace all text in The Fixed Account section with the following:
The fixed account is a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account, and any interest in it, is not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to it are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from our home office or from a registered representative. Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.

For Policies with a policy date January 1, 2014 and later*:
We guarantee that the fixed account value accrues interest daily at an effective annual rate of 2% compounded annually. We may, in our sole discretion, credit interest at a higher rate.

*	In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to January 1, 2014.
For Policies with a policy date prior to January 1, 2014:
We guarantee that the fixed account value accrues interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.
We may defer payments of proceeds payable out of the fixed account for a period of up to six months.
Our underwriting guidelines prohibit fixed account values in related policies** to exceed $20 million without our prior approval. In addition, without our prior approval, in each calendar year no more than $5 million of net premium payment allocations and/or transfers to the fixed account may be made by related policies. In the absence of your instructions, we will refund the premium payment to the owner and/or reject the transfer instructions which would otherwise cause these limits to be exceeded.

**	Related policies are those owned and/or sponsored by a single entity (for example, the employer of the insureds). We determine what policies are related.

We reserve the right to limit premium payments and/or transfers allocated to the fixed account.

CHARGES AND DEDUCTIONS
On page 14, replace all text in the Premium Expense Charge (Sales Charge and Taxes) section with the following:
When we receive your premium payment, we deduct a premium expense charge. The sales charge is intended to pay us for distribution and other expenses relating to sales of the Policy, including commissions paid to registered representatives, printing of prospectuses and sales literature.
For Policies with a policy date January 1, 2014 and later(1):
Current Premium Expense Charge (as a % of Premium Paid) (2)

Years since issue or adjustment	Sales Charge(3)	Federal, State and Local Taxes	Total
through 1	3.00%	3.25%	6.25%
2 through 7	7.50%	3.25%	10.75%
more than 8	2.50%	3.25%	5.75%

(1)	In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to January 1, 2014.

(2)	Deducted from premiums paid in each period. The premium expense charge also applies to premiums attributable to a total face amount increase.

(3)	Assessed against premiums up to target premium. There is a 3.00% sales charge on premiums in excess of target premium through year 1 since issue or adjustment and 0.50% thereafter.
Maximum Premium Expense Charge

•	The maximum premium expense charge on premiums paid (up to target premium) is:
•in the first policy year: 6.25% of premium (3.00% sales charge; 3.25% federal, state, and local taxes*)
•in policy years 2 through 7: 10.75% of premium (7.50% sales charge; 3.25% federal, state, and local taxes*)
•in policy years 8+: 5.75% of premium (2.50% sales charge; 3.25% federal, state, and local taxes*)

•	The maximum premium expense charge on premiums paid over target premium is:
•in the first policy year: 6.25% of premium (3.00% sales charge; 3.25% federal, state, and local taxes*)
•in policy years 2+: 3.75% (0.50% sales charge; 3.25% federal, state, and local taxes*)

*
The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy.

For Policies with a policy date prior to January 1, 2014:
Current Premium Expense Charge (as a % of Premium Paid)*

Years since issue or adjustment	Sales Charge**	Federal, State and Local Taxes	Total
through 1	3.75%	3.25%	7.00%
2 through 5	7.00%	3.25%	10.25%
6 through 10	5.75%	3.25%	9.00%
more than 10	3.00%	3.25%	6.25%

*	Deducted from premiums paid in each period. The premium expense charge also applies to premiums attributable to a total face amount increase.

**	Assessed against premiums up to target premium. There is a 1.00% sales charge on premiums in excess of target premium.
Maximum Premium Expense Charge

•	The maximum premium expense charge on premiums paid (up to target premium) is:
•in the first policy year: 7.00% of premium (3.75% sales charge; 3.25% federal, state, and local taxes*)
•in policy years 2 through 5: 10.25% of premium (7.00% sales charge; 3.25% federal, state, and local taxes*)
•in policy years 6 through 10: 9.00% of premium (5.75% sales charge; 3.25% federal, state, and local taxes*)
•after policy year 10: 6.25% of premium (3.00% sales charge; 3.25% federal, state, and local taxes*)

•	The maximum premium expense charge on premiums paid over target premium (in all policy years) is 4.25% of premium (1.00% sales charge; 3.25% federal, state, and local taxes*)

*
The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy.

Target Premium
The target premium is based on the gender, if applicable, age and risk classification of the insured (see APPENDIX A - TARGET PREMIUM). The target premium is a calculated premium amount used to determine the premium expense charge. The target premium is not required to be paid.
On page 16, under the Asset Based Charge, replace the second paragraph with the following:
For Policies with a policy date of January 1, 2014 and later*: Each month we deduct an asset based charge at an annual rate of 0.30% of the net policy value.
For Policies with a policy date prior to January 1, 2014: Each month we deduct an asset based charge at an annual rate of 0.20% of the net policy value.

*	In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to January 1, 2014.
On page 16, replace all text in the Monthly Policy Issue Charge section with the following:
This charge reimburses us for the expenses associated with Policy issue, including underwriting and setting up policy records. The monthly policy issue charge applies per $1,000 of total face amount and varies by gender (if applicable), age, tobacco status and risk classification; the charge ranges from a minimum of $0.03 to a maximum of $0.53 per $1,000 total face amount. For Policies with a policy date January 1, 2014 and later*, this charge is applied in all years. For Policies with a policy date prior to January 1, 2014 this charge is applied for ten years from policy issue or total face amount increase; however, we reserve the right to apply this charge in all years. Any total face amount increase will have its own monthly policy issue charge.

*	In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to January 1, 2014.

GENERAL DESCRIPTION OF THE POLICY
On page 22, under Optional Insurance Benefits - replace the Enhanced Cash Surrender Value Rider, section with the following:
Enhanced Cash Surrender Value Rider
This rider is automatically added to all Policies at issue. If you surrender this policy in full, we will pay an amount in addition to the net policy value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code, or with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. In Florida, the additional amount is only available upon a full cash surrender of the policy that is not associated with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. This rider has no value unless or until you surrender the Policy in full. There is no charge for this rider.
For Policies with a policy date January 1, 2014 and later*:

Policy Year of Surrender	Additional Amount
1	7.90% of premium received since issue less partial surrenders
2	9.80% of premium received since issue less partial surrenders
3	9.80% of premium received since issue less partial surrenders
4	9.35% of premium received since issue less partial surrenders
5	8.85% of premium received since issue less partial surrenders
6	8.15% of premium received since issue less partial surrenders
7	7.45% of premium received since issue less partial surrenders
8	6.20% of premium received since issue less partial surrenders
9	4.95% of premium received since issue less partial surrenders
10	4.00% of premium received since issue less partial surrenders
11	3.00% of premium received since issue less partial surrenders
12	2.00% of premium received since issue less partial surrenders
13	0.90% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders

*	In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to January 1, 2014.
For Policies with a policy date prior to January 1, 2014:

Policy Year of Surrender	Additional Amount
1	9.00% of premium received since issue less partial surrenders
2	11.25% of premium received since issue less partial surrenders
3	11.50% of premium received since issue less partial surrenders
4	11.50% of premium received since issue less partial surrenders
5	11.25% of premium received since issue less partial surrenders
6	10.00% of premium received since issue less partial surrenders
7	8.75% of premium received since issue less partial surrenders
8	7.50% of premium received since issue less partial surrenders
9	6.25% of premium received since issue less partial surrenders
10	5.05% of premium received since issue less partial surrenders
11	3.10% of premium received since issue less partial surrenders
12	1.25% of premium received since issue less partial surrenders
13+	0.00% of premium received since issue less partial surrenders

On page 23, under Suicide, replace the existing text with the following:
Death proceeds are not paid if the insured dies by suicide, while sane or insane, generally, within two years of the policy date (or, generally, two years from the date of total face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a total face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies). The length of the suicide period (i.e., the two years referenced here) may be less in some states.

LOANS
On page 36, under Policy Loans, replace the first bullet point with the following:

•	The maximum amount you may borrow is 90% of the net policy value as of the date we process the policy loan (100% of the net policy value in Arizona).

POLICY TERMINATION AND REINSTATEMENT
On page 38, under Minimum Required Premium, add the following to the end of the section:
The length of the grace period and/or the calculation for the minimum required premium may be different in some states.
On page 38, under Reinstatement, replace (c) in the list with the following:

(c)	not more than three years have elapsed since the policy terminated (this time period may be longer in some states);

Part C
Other Information

Item 26. Exhibits

(a)	Resolution of Board of Directors of the Depositor - incorporated by reference from Registrant's Filing on Form N-6, file number 333-115269, as filed with the Commission on 5/7/04

(b)    Custodian Agreement - N/A

(c)    Underwriting Contracts
(c1)    Distribution Agreement (filed 10/2/08)
(c2)    Selling Agreement (Incorporated by Reference from Registrant's Filing on Form N-6 on                         10/24/2007, File No. 333-146532)
(c3)    Registered Representative Agreement (Incorporated by Reference from Registrant's Filing                     on Form N-6 on 10/24/2007, File No. 333-146532)
(d)    Contracts
(d1)    Form of Specimen Variable Life Contract (previously filed as Exhibit 99.D1 with this registration             statement)
(d2)    Form of Specimen Change of Insured Rider (previously filed as Exhibit 99.D2 with this registration             statement)
(d3)    Form of Specimen Death Benefit Guarantee Rider (previously filed as Exhibit 99.D3 with this             registration statement)
(d4)    Form of Enhanced Cash Surrender Value (previously filed as Exhibit 99.D4 with this registration             statement)
(d5)    Form of Specimen Extended Coverage Rider (previously filed as Exhibit 99.D5 with this registration             statement)
(d6)    Form of Specimen Supplemental Benefit Rider (previously filed as Exhibit 99.D6 with this registration         statement)
(d7)    Form of Specimen Life Paid-up Rider (previously filed as Exhibit 99.D7 with this registration             statement)

(e)    Applications
(e1)    Form of Specimen Life Insurance Application (previously filed as Exhibit 99.E1 with this                         registration statement)
(e2)    Form of Specimen Guaranteed/Simplified Issue Life Insurance Application (previously filed                     as Exhibit 99.E2 with this registration statement)
(e3)    Form of Specimen Multi-Life Guaranteed Issue Life Insurance Application (previously filed                         as Exhibit 99.E3 with this registration statement)
(e4)    Form of Specimen Supplemental Application (Incorporated by Reference from Registrant's                     Filing on Form N-6 on 10/24/2007, File No. 333-146532)

(f)    Depositor's Certificate of Incorporation and By-laws
(f1)    Articles of Incorporation of the Depositor incorporated by reference from                             Registrant's Filing on Form N-6, file number 333-115269, as filed with the Commission on                         5/7/04
(f2)    Bylaws of Depositor incorporated by reference from Registrant's Filing on Form N-6, file                         number 333-115269, as filed with the Commission on 5/7/04

(g)    Reinsurance Contracts
The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)    Participation Agreements

(h1)	AllianceBernstein Participation Agreement (filed 7/21/08)

(h2)	AllianceBernstein Rule 22c-2 Agreement (filed 7/21/08)

(h3)	AllianceBernstein Rule 22c-2 Agreement (filed 7/21/08)

(h4)	AIM Variable Insurance Funds (filed 7/21/08)

(h5)	AIM Distributors Services Agreement (filed 7/21/08)

(h6)	AIM Rule 22c-2 Agreement (filed 7/21/08)

(h7)	AIM Administrative Services Agreement (filed 7/21/08)

(h8)	AIM Participation Agreement Amendment #9 dated 04/30/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h9)	American Century Shareholder Services Agreement (filed 7/21/08)

(h10)	American Century Rule 22c-2 Agreement (filed 7/21/08)

(h11)	Calvert Variable Series Inc. Participation Agreement (filed 7/21/08)

(h12)	Calvert Services Agreement (filed 7/21/08)

(h13)	Calvert Rule 22c-2 Agreement (filed 7/21/08)

(h14)
Calvert Participation Agreement Amendment #1 dated 02/12/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h15)
Calvert Administrative Service Agreement Amendment #1 dated 02/12/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h16)
Delaware Distributors Participation Agreement dated 04/26/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h17)
Delaware Distributors Administrative Services Agreement dated 04/26/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h18)
Dreyfus Investment Portfolios Participation Agreement & Amendment; Dreyfus Administrative Services Agreement & Amendment; Dreyfus 12b-1 Agreement & Amendment incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h19)	DWS Variable Series Participation Agreement (filed 7/21/08)

(h20)	DWS Participation Agreement Amendment #1, dated 01/05/11 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h21)	Fidelity/VIP Funds Participation Agreement (filed 7/21/08)

(h22)	Fidelity Services Agreement (filed 7/21/08)

(h23)	Fidelity Service Contract (filed 7/21/08)

(h24)	Fidelity VIP Funds Service Contract (Initial Class Shares) (filed 7/21/08)

(h25)	Fidelity VIP Funds Service Contract (Class 2 shares) (filed 7/21/08)

(h26)	Fidelity Rule 22c-2 Shareholder Information Agreement (filed 7/21/08)

(h27)	Franklin Templeton Variable Insurance Products Trust Shareholder Information Agreement (filed 7/21/08)

(h28)	Franklin Templeton Variable Insurance Products Trust Participation Agreement (filed 7/21/08)

(h29)	Franklin Templeton Services, LLC Administrative Services Agreement (filed 7/21/08)

(h30)
Franklin Templeton Participation Agreement Amended and Restated Amendment #2 dated 08/16/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h31)
Franklin Templeton Participation Agreement Amendment #3 dated 05/01/11 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h32)	Janus Letter regarding Distribution, Shareholder Servicing, Administrative Services and Fund/Serv Agreements and subject agreements (filed 7/21/08)

(h33)
Janus Aspen Series Participation Agreement and Amendments 1-7; and Janus Distribution & Shareholder Services Agreement with Amendment #1; and Janus Rule 22c-2 Agreement incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h34)	MFS Variable Insurance Trust Fund/Serv and Networking Agreement (filed 7/21/08)

(h35)	MFS Variable Insurance Trust Amendment to Participation Agreement (filed 7/21/08)

(h36)	MFS Participation Agreement Amendment #6 dated 05/01/11 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h37)	Neuberger Berman Advisors Management Trust Fund Participation Agreement (filed 7/21/08)

(h38)	Neuberger Berman Advisors Management Trust Distribution and Administrative Services Agreement (filed 7/21/08)

(h39)	Neuberger Berman Advisors Management Trust Rule 22c-2 Agreement (filed 7/21/08)

(h40)	Oppenheimer Variable Account Funds Participation Agreement (filed 7/21/08)

(h41)
Principal Variable Contracts Funds, Inc. Participation Agreement Amendment #2 dated 01/01/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h42)
Principal Variable Contracts Funds, Inc. 12b-1 letter dated 01/01/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h43)
Putnam Marketing and Administrative Servicing Agreement dated 04/01/11 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h44)	Summit Mutual Funds, Inc. Participation Agreement (filed 7/21/08)

(h45)	Summit Mutual Funds Administrative Services Agreement (filed 7/21/08)

(h46)	Summit Mutual Funds Rule 22c-2 Agreement (filed 7/21/08)

(h47)	Summit Mutual Funds Amendment to the Administrative Services Agreement (filed 7/21/08)

(h48)	Summit Mutual Funds Amendment to the Participation Agreement (filed 7/21/08)

(h49)	Van Eck Worldwide Insurance Trust Participation Agreement (filed 10/2/08)

(h50)	Van Eck Service Agreement (filed 10/2/08)

(h51)	Van Eck Shareholder Information Agreement (filed 10/2/08)

(h52)	Van Eck Amendment to Participation Agreement incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h53)
Van Eck Administrative Services Agreement Amendment #2 dated 05/01/2011 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

(h54)
Vanguard Variable Insurance Fund Participation Agreement and Amendments 1, 2, 3, and 4 incorporated by reference to the Post-effective Amendment No. 3 to the registration statement (File No. 333-149363), as filed on April 27, 2011

(i)    Administration Contracts - N/A

(j)    Other Material Contracts - N/A

(k)    Legal Opinion - (filed 10/02/08)

(l)    Actuarial Opinion - filed previously as Exhibit 99.L with this registration statement

(m)    Calculations - filed previously as Exhibit 99.M with this registration statement

(n)    Other Opinions
(n1)    Consent of Ernst & Young LLP --N/A
(n2)    Powers of Attorney (filed 7/21/08)
(n3)    Opinion of Counsel *

(o)    Financial Statements Schedules
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules (filed 04/26/13)
Schedule I - Summary of Investments - Other Than Investments in Related Parties
As Of December 31, 2012 (filed 04/26/13)
Schedule III - Supplementary Insurance Information As of December 31, 2012, 2011 and 2010
and for each of the years then ended (filed 04/26/13)
Schedule IV - Reinsurance As of December 31, 2012, 2011 and 2010 and for each of the years then ended (filed 04/26/13)

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)    Initial Capital Agreements - N/A

(q)    Redeemability Exemption (6e-2(b)(12)(ii) or 6e-3(T) - (filed 10/2/08)

* Filed herein
** to be Filed by Amendment

Item 27. Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive and Human Resources Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 257 Barefoot Beach Boulevard, Suite 404 Bonita Springs, FL 34134	Director Member, Audit Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee
DENNIS H. FERRO 100 Dove Plum Road Vero Beach, FL 32963	Director Member, Audit Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit Committee
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
RICHARD L. KEYSER 5215 Old Orchard Place Ste. 440 Skokie, IL 60077	Director Member, Nominating and Governance and Human Resources Committees
LUCA MAESTRI Apple Inc. 1 Infinite Loop Cupertino, CA 95014	Director Member, Audit Committee
ELIZABETH E. TALLETT Hunter Partners, LLC 12 Windswept Circle Thornton, NH 03285-6883	Director Member, Executive, Human Resources and Nominating and Governance Committees
LARRY D. ZIMPLEMAN The Principal Financial Group Des Moines, IA 50392	Chairman of the Board and Chair, Executive Committee, Principal Life: Chairman, President and Chief Executive Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG	Senior Vice President and President, Principal Financial Group - Asia
NED A. BURMEISTER	Senior Vice President and Chief Operating Officer, Principal International
GREGORY J. BURROWS	Senior Vice President Retirement and Investor Services
TERESA M. BUTTON	Vice President and Treasurer
TIMOTHY M. DUNBAR	Senior Vice President and Chief Investment Officer
GREGORY B. ELMING	Senior Vice President and Chief Risk Officer
RALPH C. EUCHER	Executive Vice President Human Resources and Corporate Services
NORA M. EVERETT	Senior Vice President Retirement and Investor Services
JOYCE N. HOFFMAN	Senior Vice President and Corporate Secretary
DANIEL J. HOUSTON	President - Retirement, Insurance and Financial Services
JULIA M. LAWLER	Senior Vice President - Investment Services
TERRANCE J. LILLIS	Senior Vice President and Chief Financial Officer
JAMES P. MCCAUGHAN	President - Global Asset Management
TIMOTHY J. MINARD	Senior Vice President - Distribution
MARY A. O'KEEFE	Senior Vice President and Chief Marketing Officer
GERALD W. PATTERSON	Senior Vice President Retirement and Investor Services
ANGELA R. SANDERS	Senior Vice President and Controller
GARY P. SCHOLTEN	Senior Vice President and Chief Information Officer
KAREN E. SHAFF	Executive Vice President and General Counsel
DEANNA D. STRABLE	Senior Vice President - U.S. Insurance Solutions
LUIS E. VALDES	President - International Asset Management and Accumulation
ROBERTO WALKER	Senior Vice President and President , Principal Financial Group - Latin America

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2012 appears below:

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
PRINCPAL FINANCIAL GROUP, INC	Delaware
Principal Financial Services, Inc. Not required to file financial statements with the SEC. Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SE	Iowa	100
Princor Financial Services Corporation	Iowa	100
PFG DO Brasil LTDA	Brazil	100
Brasilprev Seguros E Previdencia S.A.	Brazil	50.01
Principal Global Investors Participacoes, LTDA	Brazil	100
Claritas Investments Ltd.	Grand Cayman	60
Claritas Participacoes S.A.	Brazil	80
Claritas Administracao de Recursos LTDA	Brazil	75
Principal International, Inc.	Iowa	100
Principal International (Asia) Limited	Hong Kong	100
Principal Global Investors (Asia) Limited	Hong Kong	100
Principal Nominee Company (Hong Kong) Limited	Hong Kong	100
Principal Asset Management Company (Asia) Limited	Hong Kong	100
Principal Insurance Company (Hong Kong) Limited	Hong Kong	100
CIMB - Principal Asset Management Berhad (Malaysia)	Malaysia	40
CIMB Wealth Advisors Berhad	Malaysia	100
CIMB - Principal Asset Management (Singapore) PTE LTD	Singapore	100
CIMB - Principal Asset Management Company Limited	Thailand	99.99
PT CIMB Principal Asset Management	Indonesia	99
Principal Trust Company(Asia) Limited	Hong Kong	100
PrinCorp Wealth Advisors (Asia) Limited	Hong Kong	100
Principal Mexico Servicios, S.A. de C.V.	Mexico	100
Distribuidora Principal Mexico, S.A. de C.V.	Mexico	100
Principal International Mexico, LLC	Delaware	100
Principal Consulting (India) Private Limited	India	100
Principal Financial Group, S.A. de C. V. Grupo Financiero.	Mexico	100
Principal Afore, S. A. de C.V., Principal Grupo Financiero	Mexico	100
Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero	Mexico	100
Principal Mexico Compania de Seguros, S.A. de C.V., Principal Grupo Financiero	Mexico	100
Principal Pensiones, S.A. de C.V., Principal Grupo Financiero	Mexico	100
Principal Wellness Company	Indiana	100
Principal Global Investors Holding Company, Inc.	Delaware	100
Principal Global Investors (Ireland) Limited	Ireland	100
Principal Global Investors (Europe) Limited	United Kingdom	100
Principal Global Investors (Singapore) Limited	Singapore	100
Principal Global Investors (Japan) Limited	Japan	100
Principal Global Investors (Hong Kong) Limited	Hong Kong	100
CIMB Principal Islamic Asset Management SDN. BHD	Malaysia	50
Principal Financial Group (Mauritius) Ltd.	Mauritius	100
Principal PNB Asset Management Company Private Limited	India	65
Principal Trustee Company Private Limited	India	65
Principal Retirement Advisors Private Limited	India	100
Principal Life Insurance Company	Iowa	100
Principal Real Estate Fund Investors, LLC	Delaware	100
Principal Development Investors, LLC	Delaware	100
Principal Real Estate Holding Company, LLC	Delaware	100
GAVI PREHC HC, LLC	Delaware	100
Principal Global Investors, LLC	Delaware	100
Principal Real Estate Investors, LLC	Delaware	100
Principal Enterprise Capital, LLC	Delaware	100
PGI Origin Holding Company Ltd.	United Kingdom	100
Origin Asset Management LLP	United Kingdom	74

Finisterre Capital LLP	United Kingdom	51
PGI Finisterre Holding Company Ltd.	United Kingdom	100
Finisterre Holdings Limited	Malta	51
Finisterre Capital UK Limited	United Kingdom	100
Finisterre Hong Kong Limited	Hong Kong	100
Finisterre Malta Limited	Malta	100
Finisterre USA, Inc.	Delaware	100
Principal Commercial Funding, LLC	Delaware	100
Principal Global Columbus Circle, LLC	Delaware	100
CCI Capital Partners, LLC	Delaware
Post Advisory Group, LLC	Delaware	100
Post Advisory Europe Limited	United Kingdom
Principal Global Investors Trust	Delaware	100
Spectrum Asset Management, Inc.	Connecticut	100
CCIP, LLC	Delaware	70
Columbus Circle Investors	Delaware	100
Principal Holding Company, LLC	Iowa	100
Petula Associates, LLC	Iowa	100
Principal Real Estate Portfolio, Inc.	Delaware	100
GAVI PREPI HC, LLC	Delaware	100
Petula Prolix Development Company	Iowa	100
Principal Commercial Acceptance, LLC	Delaware	100
Principal Generation Plant, LLC	Delaware	100
Principal Bank	United States	100
Equity FC, Ltd.	Iowa	100
Principal Dental Services, Inc.	Arizona	100
Employers Dental Services, Inc.	Arizona	100
First Dental Health	California	100
Delaware Charter Guarantee & Trust Company	Delaware	100
Preferred Product Network, Inc.	Delaware	100
Principal Reinsurance Company of Vermont	Vermont	100
Principal Life Insurance Company of Iowa	Iowa	100
Principal Reinsurance Company of Delaware	Delaware	100
Principal Financial Services (Australia), Inc.	Iowa	100
Principal Global Investors (Australia) Service Company Pty Limited	Australia	100
Principal Global Investors (Australia) Limited	Australia	100
Principal International Holding Company, LLC	Delaware	100
Principal Management Corporation	Iowa	100
Principal Financial Advisors, Inc.	Iowa	100
Principal Shareholder Services, Inc.	Washington	100
Edge Asset Management, Inc.	Washington	100
Principal Funds Distributor, Inc.	Washington	100
Principal Global Services Private Limited	India	100
CCB Principal Asset Management Company, Ltd.	China	25
Principal Holding Company Chile S.A.	Chile	100
Principal Chile Limitada	Chile	100
Principal Institutional Chile S.A.	Chile	100
Principal Financial Services I (US), LLC	Delaware	100
Principal Financial Services II (US), LLC	Delaware	100
Principal Financial Services I (UK) LLP	United Kingdom	100
Principal Financial Services IV (UK) LLP	United Kingdom	100
Principal Financial Services V (UK) LTD.	United Kingdom	100
Principal Financial Services II (UK) LTD.	United Kingdom	100
Principal Financial Services III (UK) LTD.	United Kingdom	100
Principal Financial Services Latin America LTD.	United Kingdom	100
Principal International Latin America LTD.	United Kingdom	100
Principal International South America I LTD.	United Kingdom	100
Principal International South America II LTD.	United Kingdom	100

Principal International South America II LTD., Agency En Chile	Chile	100
Principal International de Chile, S.A.	Chile	100
Principal Compania de Seguros de Vida Chile S.A.	Chile	100
Principal Administradora General De Fondos S.A.	Chile	100
Principal Asset Management Chile S.A.	Chile	100
Principal Servicios Corporativos Chile LTDA	Chile	100
Principal Servicios De Administracion S.A.	Chile	100
Hipotecaria Cruz Del Sur Principal, S.A	Chile	49
Principal Edge Network Holdings, Inc.	Delaware	100
Principal Edge Network - Tennessee, LLC	Delaware	100
Principal Edge Network - Georgia, LLC	Delaware	100
Principal Edge Network - Austin, LLC	Delaware	100
Principal Edge Network - Dallas Ft. Worth, Inc.	Delaware	100
Principal National Life Insurance Company	Iowa	100
Diversified Dental Services, Inc.	Nevada	100
Morley Financial Services, Inc.	Oregon	100
Morley Capital Management, Inc.	Oregon	100
Union Bond and Trust Company	Oregon	100
Principal Investors Corporation	New Jersey	100

Consolidated financial statements are filed with SEC.
Not required to file financial statements with the SEC.
Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
Separate financial statements are filed with SEC.
Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 29. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a)    Other Activity

Princor Financial Services Corporation acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust, and for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust.

(b)    Management

(b1)    (b2)
Positions and offices
Name and principal    with principal
business address    underwriter
Deborah J. Barnhart    Director/Distribution (PPN)
The Principal
Financial Group(1)

Patricia A. Barry    Assistant Corporate Secretary
The Principal
Financial Group(1)

Michael J. Beer     President and Director
The Principal
Financial Group(1)

Tracy W. Bollin     Chief Financial Officer
The Principal
Financial Group(1)

David J. Brown    Senior Vice President
The Principal
Financial Group(1)

Jill R. Brown    Senior Vice President
The Principal
Financial Group(1)

Teresa M. Button    Vice President and Treasurer
The Principal
Financial Group(1)

P. Scott Cawley    Director - Internal Wholesaling
The Principal
Financial Group(1)

Nicholas M. Cecere    Senior Vice President and Director
The Principal
Financial Group(1)

Gregory B. Elming    Director
The Principal
Financial Group(1)

Nora M. Everett    Chairman and Chief Executive Officer
The Principal
Financial Group (1)

Positions and offices
Name and principal    with principal
business address    underwriter
Stephen G. Gallaher    Assistant General Counsel
The Principal
Financial Group(1)

Eric W. Hays    Senior Vice President and Chief Information Officer
The Principal
Financial Group(1)

Joyce N. Hoffman    Senior Vice President and Corporate Secretary
The Principal
Financial Group(1)

Curtis Hollebrands    AML Officer
The Principal
Financial Group(1)

Patrick A. Kirchner    Assistant General Counsel
The Principal
Financial Group(1)

Julie LeClere    Vice President - Marketing & Recruiting
The Principal
Financial Group(1)

Jennifer A. Mills    Counsel
The Principal
Financial Group(1)

Martin R. Richardson    Vice President - Broker Dealer Operations
The Principal
Financial Group(1)

Michael D. Roughton    Senior Vice President and Counsel
The Principal
Financial Group(1)

Adam U. Shaikh    Counsel
The Principal
Financial Group(1)

Traci L. Weldon    Vice President/Chief Compliance Officer
The Principal
Financial Group(1)

Dan L. Westholm    Director - Treasury
The Principal
Financial Group(1)

(1)    650 8th Street
Des Moines, IA 50392-2080

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Princor Financial Services Corporation	$17,659,765.00	—	—	—

Item 31. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 32. Management Services

N/A

Item 33. Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Des Moines, and State of Iowa on the 12th day of September, 2013.

            PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE
SEPARATE ACCOUNT
    (Registrant)

By :    /s/ L. D. Zimpleman____________________________
            L. D. Zimpleman
                     Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
                (Depositor)

By :    /s/ L. D. Zimpleman___________________________
    L. D. Zimpleman
Chairman of the Board
    Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
_______________________________________
Joyce N. Hoffman
Senior Vice President and Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature                    Title                    Date

/s/ L. D. Zimpleman
_______________________
L. D. Zimpleman                    Chairman of the Board             September 12, 2013
Chairman, President
and Chief Executive Officer

/s/ A. R. Sanders
_______________________            Senior Vice President and            September 12, 2013
A. R. Sanders                    Controller
(Principal Accounting Officer)

/s/ T. J. Lillis
_______________________            Senior Vice President            September 12, 2013
T. J. Lillis                    and Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*             Director                    September 12, 2013
B. J. Bernard

(J. Carter-Miller)*             Director                    September 12, 2013
J. Carter-Miller

(G. E. Costley)*             Director                    September 12, 2013
G. E. Costley

(M.T. Dan)*             Director                    September 12, 2013
M. T. Dan

(D. H. Ferro)*             Director                    September 12, 2013
D. H. Ferro

(C. D. Gelatt, Jr.)*             Director                    September 12, 2013
C. D. Gelatt, Jr.

(S. L. Helton)*             Director                    September 12, 2013
S. L. Helton

(R. L. Keyser)*             Director                    September 12, 2013
R. L. Keyser

(L. Maestri)*             Director                    September 12, 2013
L. Maestri

(E. E. Tallett)*             Director                    September 12, 2013
E. E. Tallett

*By	/s/ L.D. Zimpleman________________________
L. D. Zimpleman
Chairman of the Board
Chairman, President and Chief Executive Officer

Pursuant to Powers of Attorney
Previously Filed or Included Herein